Average Annual Total Returns - LVIP SSGA Conservative Structured Allocation Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 10 years	Conservative Structured Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		Conservative Structured Allocation Composite (reflects no deductions for fees, expenses or taxes) 5 years		Conservative Structured Allocation Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	9.68%	6.77%	5.54%	9.40%	6.50%	5.27%	7.51%	4.44%	3.84%	12.27%	[1]	7.94%	[1]	6.51%	[1]

[1]	The Conservative Structured Allocation Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 50% Bloomberg Barclays U.S. Aggregate Bond Index, 17% S&P 500® Index, 14% MSCI EAFE® NR Index, 10% Bloomberg Barclays U.S. TIPS Index, 4% MSCI Emerging Markets NR Index, 3% S&P MidCap 400® Index, and 2% Russell 2000® Index. The Conservative Structured Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.